Components of inventory (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Components of inventory
Mineralized material stockpile	$ 87,840	$ 52,279
Concentrate	146,738
Iron ore	17,888
Total inventory	$ 252,466	$ 52,279